BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES - Additional Disclosures (Details)		3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 26, 2025 segment	Mar. 31, 2026 USD ($)	Mar. 31, 2026 USD ($) item	Sep. 30, 2025 segment
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Realized gain on derivative written call options		$ 21,573	$ 21,573
Number of reportable segments	3		3	2
ATM offerings
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Deferred offering costs		$ 333,178	$ 333,178